Trading Properties (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Non-current	$ 124,021	$ 213,147
Current	1,110	1,161
Net book amount	$ 125,131	214,308	$ 215,968
Air space Coto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	1997-09
Net book amount	$ 37,031	33,168
Córdoba plot of land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2015-05
Net book amount	$ 30,704	55,436
Córdoba plot of land (Shopping) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2006-12
Net book amount		68,239
Residential project Neuquén [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2006-05
Net book amount	$ 55,732	55,732
Total undeveloped sites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 123,467	212,575
Condominios II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2013-11
Net book amount	$ 1,664	1,733
Total completed properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 1,664	$ 1,733